Relationships with Related Parties	12 Months Ended
Dec. 31, 2018
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Relationships with Related Parties

Note 21: Relationships with Related Parties

The compensation amounts for 2018 presented below, which were awarded to the Corporate Officers and the members of the Executive Committee of the Company totals 17.4 million euros.

Following the reorganization of the Company at the beginning of 2015, the Company henceforth considered the members of the Executive Committee to be related parties.

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Corporate officers	714	745	1,496
Executive committee	2,268	2,184	3,325
Directors’ fees	195	407	469
Share-based payments to members of the Board of Directors	13,714	12,018	12,189

Total	16,891	15,353	17,478

In accordance with the decisions of the Board of Directors of September 25, 2012 and April 6, 2016, following the termination of the Chief Executive Officer, Mr. Pierre-Henri Benhamou, and after having noted that the payment conditions were fulfilled, the Board of Directors during its meeting held on November 28, 2018 decided the payment of the severance amounting a total of 876 thousand euros.

The methods for the valuation of the benefit related to share-based payments are presented in Note 17.

The company has entered into agreements with some of its directors, particularly in the context of its commercial deployment in the United States. The expense recognized for these contracts amounted to 49 thousand euros at December 31, 2018 compared to 45 thousand euros at December 31, 2017.

As part of its commercial rollout in the United States, the Company entered into an agreement in December 2016 with one of its Directors for Commercial strategy consulting works. The expenses recorded in 2018 and in 2017 as part of this agreement amounts respectively €45 thousands.

A schedule of amounts payable to related parties:

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Compensation	767	689	66
Directors’ fees	195	432	469
Pension obligations	342	402	419

Total	1,304	1,523	954